Document And Entity Information	Aug. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Aug. 28, 2025
Entity Registrant Name	IPC Alternative Real Estate Income Trust, Inc.
Entity Central Index Key	0001959961
Entity Emerging Growth Company	true
Entity File Number	333-272750
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	87-1302380
Entity Address, Address Line One	2901 Butterfield Road
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(630)
Local Phone Number	218-8000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE